Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Information about Pension Plan

Information about the pension plan is as follows:

	2018	2017
Change in benefit obligation:
Beginning benefit obligation	$17,916	$16,964
Service cost	—	—
Interest cost	627	679
Curtailment gain	—	—
Settlement loss	98	46
Actuarial (gain)/loss	(1,800)	986
Benefits paid	(104)	(91)
Settlement payments	(3,399)	(668)
Ending benefit obligation	13,338	17,916
Change in plan assets, at fair value:
Beginning plan assets	19,306	16,150
Actual return	(207)	1,947
Employer contribution	—	2,000
Benefits paid	(104)	(91)
Settlement payments	(3,399)	(668)
Administrative expenses	(24)	(32)
Ending plan assets	15,572	19,306
Funded status at end of year	$2,234	$1,390

Components of Net Periodic Pension Expense

NOTE 15 - RETIREMENT PLANS (Continued)

The components of net periodic pension expense were as follows:

	2018	2017	2016
Service cost	$—	$—	$—
Interest cost	627	679	689
Expected return on plan assets	(1,355)	(1,178)	(1,090)
Net amortization and deferral	149	380	326
Net periodic pension cost (benefit)	(579)	(119)	(75)
Additional loss due to settlement	1,188	237	259
Total pension cost (benefit)	$609	$118	$184

Net loss (gain) recognized in other comprehensive loss	$(1,453)	$(322)	$448
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$(2,032)	$(441)	$373

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2018	2017	2016
Discount rate on benefit obligation	4.14%	3.51%	4.00%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2018	2017	2016
Discount rate on benefit obligation	3.51%	4.00%	4.16%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Schedule of Pension Plan Asset Allocation and Target Allocation by Asset Category

NOTE 15 - RETIREMENT PLANS (Continued)

The Company’s pension plan asset allocation at year-end 2018 and 2017 and target allocation for 2019 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2019	2018	2017
Equity securities	20-50%	33.1%	48.0%
Debt securities	30-60	20.7	51.9
Money market funds	20-30	46.2	0.1
Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2018 and 2017:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$2,689	$—	$—	$2,689
Bond mutual funds	—	—	—	—
Common/collective trust:
Bonds	3,221	—	—	3,221
Equities	5,153	—	—	5,153
Money market	4,509	—	—	4,509
Equity market funds:
International	—	—	—	—
Large cap	—	—	—	—
Mid cap	—	—	—	—
Small cap	—	—	—	—
Total assets at fair value	$15,572	$—	$—	$15,572

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows:
2019	$2,332
2020	330
2021	781
2022	1,734
2023	757
2024 through 2028	4,928
Total	$10,862